Financial instruments – risk management (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of consolidated derivative financial instruments

	2021 £’000	2020 £’000	2019 £’000
Cash and cash equivalents	10,057	7,546	10,928
Trade receivables	33	95	22
Other receivables	–	–	2,625
Total financial assets	10,090	7,641	13,575

Financial liabilities – amortised cost

	2021 £’000	2020 £’000	2019 £’000
Trade payables	485	337	725
Other payables	5	26	13
Accruals	546	768	1,765
Borrowings	766	260	6,082
Total financial liabilities – amortised cost	1,802	1,391	8,585

Financial liabilities – fair value through profit and loss – current

	2021 £’000	2020 £’000	2019 £’000
Equity settled derivative financial liability	553	1,559	664

Schedule of consolidated financial assets and liabilities at fair value

The fair value of the Group’s derivative financial liability is measured at fair value on a recurring basis. The following table gives information about how the fair value of this financial liability is determined, additional disclosure is given in note 20:

Financial liabilities	Fair value as at 31/12/2021	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£467,000	Level 3	Monte Carlo simulation model	Volatility rate of 95.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 3.88 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.31% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£86,000	Level 3	Monte Carlo simulation model	Volatility rate of 85.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 3.5 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.71% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 85.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.10 and 0.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.71% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£553,000

Financial liabilities	Fair value as at 31/12/2020	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£1,187,000	Level 3	Monte Carlo simulation model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.49 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.07% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£372,000	Level 3	Monte Carlo simulation model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.888 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.08% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 1.0 and 1.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.8% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£1,559,000

Financial liabilities	Fair value as at 31/12/2019	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£664,000	Level 3	Monte Carlo simulation model	Volatility rate of 78.4% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 5.68 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.59% and 1.69 % determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 78.3% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 2.0 and 2.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.0% and 0.26 % determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£664,000

Schedule of foreign exchange risk

The table below shows analysis of the Pounds Sterling equivalent of year-end cash and cash equivalent balances by currency:

	2021 £’000	2020 £’000	2019 £’000
Cash and cash equivalents:
Pounds Sterling	10,057	7,247	3,153
US Dollar	–	120	2,021
Euro	–	179	5,750
Other	–	–	4
Total	10,057	7,546	10,928

The table below shows the foreign currency exposure that gives rise to net currency gains and losses recognised in the consolidated statement of comprehensive income. As at 31 December, these exposures were as follows:

	2021 £’000	2020 £’000	2019 £’000
Net Foreign Currency Assets/(Liabilities):
US Dollar	–	120	2,021
Euro	22	54	1,460
Other	–	1	7
Total	22	175	3,488

Schedule of foreign currency exchange rates

The following table details the Group’s sensitivity to a 10% change in year-end exchange rates, which the Group feels is the maximum likely change in rate based upon recent currency movements, in the key foreign currency exchange rates against Pounds Sterling:

Year ended 31 December 2021	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	–	2	–
Total equity	–	2	–

Year ended 31 December 2020	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	12	(293)	(4)
Total equity	12	(293)	(4)

Year ended 31 December 2019	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	202	54	–
Total equity	202	31	1

Schedule of contractual maturities of financial liabilities

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

2021	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,036	–	–	–	–
Lease liabilities	46	171	195	442	–
Total	1,082	171	195	442	–

2020	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,131	–	–	–	–
Lease liabilities	25	75	61	8	–
Government research loans	107	–	–	–	–
Total	1,263	75	61	8	–

2019	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	2,503	–	–	–	–
Lease liabilities	79	165	317	735	–
Government research loans	–	272	238	2,851	3,317
Total	2,582	437	555	3,586	3,317